BlackRock Large Cap Focus Growth V.I. Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.3%
Aerospace & Defense — 1.4%
TransDigm Group, Inc.
(a)
.............. 6,669 $ 3,920,839
Beverages — 1.8%
Boston Beer Co., Inc. (The), Class A
(a)(b)
.... 4,174 5,035,013
Capital Markets — 4.9%
Morgan Stanley .................... 50,015 3,884,165
S&P Global, Inc. ................... 26,853 9,475,618
13,359,783
Chemicals — 1.6%
Sherwin-Williams Co. (The) ............ 6,068 4,478,245
Commercial Services & Supplies — 2.0%
Copart , Inc.
(a)
..................... 49,087 5,331,339
Entertainment — 2.6%
Netflix, Inc.
(a)
...................... 13,701 7,147,264
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.
(a)
.............. 69,288 2,677,981
Health Care Providers & Services — 1.7%
Humana, Inc. ..................... 10,998 4,610,912
Industrial Conglomerates — 2.4%
Roper Technologies, Inc. .............. 16,000 6,453,440
Interactive Media & Services — 11.5%
(a)
Alphabet, Inc., Class A ............... 4,834 9,970,222
Facebook, Inc., Class A .............. 36,842 10,851,074
Match Group, Inc.
(b)
................. 31,465 4,322,662
Snap, Inc., Class A .................. 121,774 6,367,562
31,511,520
Internet & Direct Marketing Retail — 12.8%
(a)
Amazon.com, Inc. .................. 9,235 28,573,829
MercadoLibre , Inc. .................. 4,326 6,368,477
34,942,306
IT Services — 12.8%
Adyen NV
(a)(c)
..................... 2,417 5,393,307
Mastercard , Inc., Class A .............. 30,981 11,030,785
Shopify, Inc., Class A
(a)
............... 2,390 2,644,535
Visa, Inc., Class A .................. 50,049 10,596,875
Wix.com Ltd.
(a)
..................... 18,807 5,251,290
34,916,792
Life Sciences Tools & Services — 1.8%
Lonza Group AG (Registered)
(a)
......... 8,850 4,949,801
Machinery — 1.2%
Chart Industries, Inc.
(a)
............... 23,429 3,335,118
Multiline Retail — 1.7%
Dollar Tree, Inc.
(a)
................... 40,664 4,654,401
Pharmaceuticals — 2.8%
AstraZeneca plc, ADR
(b)
.............. 68,899 3,425,658
Zoetis, Inc. ....................... 27,430 4,319,677
7,745,335
Professional Services — 1.8%
CoStar Group, Inc.
(a)
................. 6,006 4,936,271
Semiconductors & Semiconductor Equipment — 9.6%
Analog Devices, Inc. ................. 49,037 7,604,658
ASML Holding NV (Registered), NYRS .... 13,693 8,453,510
Marvell Technology Group Ltd.
(b)
......... 136,006 6,661,574
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ..................... 6,547 $ 3,495,640
26,215,382
Software — 18.4%
Adobe, Inc.
(a)
...................... 11,721 5,571,812
Autodesk, Inc.
(a)
.................... 13,036 3,612,927
Fair Isaac Corp.
(a)
................... 10,842 5,269,754
Intuit, Inc. ........................ 17,974 6,885,121
Microsoft Corp. .................... 87,956 20,737,386
ServiceNow , Inc.
(a)
.................. 16,066 8,034,767
50,111,767
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc. ....................... 68,307 8,343,700
Textiles, Apparel & Luxury Goods — 2.4%
NIKE, Inc., Class B ................. 49,252 6,545,098
Total Common Stocks — 99.3%
(Cost: $176,210,944) ............................. 271,222,307
Preferred Stocks — 0.9%
Media — 0.9%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,974,965)
(d)(e)
............... 18,024 2,369,749
Total Preferred Stocks — 0.9%
(Cost: $1,974,965) .............................. 2,369,749
Total Long-Term Investments — 100.2%
(Cost: $178,185,909) ............................. 273,592,056
Short-Term Securities — 5.2%
Money Market Funds — 5.2%
(f)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 357,373 357,373
SL Liquidity Series, LLC, Money Market Series,
0.16%
(g)
....................... 13,871,344 13,875,506
Total Money Market Funds — 5.2%
(Cost: $14,232,879) .............................. 14,232,879
Par (000)
Pa r (000)
Time Deposits — 0.0%
Brown Brothers Harriman & Co.:
(0.54)%, 04/01/21 ................ AUD —
(h)
249
(0.06)%, 04/01/21 ................ HKD 1 74
0.09%, 04/01/21 ................. USD —
(h)
50
Total Time Deposits — 0.0%
(Cost: $373) ................................... 373
Total Short-Term Securities — 5.2%
(Cost: $14,233,252) .............................. 14,233,252
Total Investments — 105.4%
(Cost: $192,419,161 ) ............................. 287,825,308
Liabilities in Excess of Other Assets — (5.4)% ............ (14,753,247)
Net Assets — 100.0% .............................. $ 273,072,061

BlackRock Large Cap Focus Growth V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,369,749, representing 0.87% of its net assets as of period end, and an original cost of $1,974,965.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)
Amount is less than 500.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,458,115 $ — $ (2,100,742) $ — $ — $ 357,373 357,373 $ 65 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,233,421 9,642,312 — (227) — 13,875,506 13,871,344 2,062
(b)
—
$ (227) $ — $ 14,232,879 $ 2,127 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
HKD Hong Kong Dollar
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

BlackRock Large Cap Focus Growth V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 3,920,839 $ — $ — $ 3,920,839
Beverages ........................................... 5,035,013 — — 5,035,013
Capital Markets ........................................ 13,359,783 — — 13,359,783
Chemicals ............................................ 4,478,245 — — 4,478,245
Commercial Services & Supplies ............................. 5,331,339 — — 5,331,339
Entertainment ......................................... 7,147,264 — — 7,147,264
Health Care Equipment & Supplies ........................... 2,677,981 — — 2,677,981
Health Care Providers & Services ............................ 4,610,912 — — 4,610,912
Industrial Conglomerates .................................. 6,453,440 — — 6,453,440
Interactive Media & Services ............................... 31,511,520 — — 31,511,520
Internet & Direct Marketing Retail ............................ 34,942,306 — — 34,942,306
IT Services ........................................... 29,523,485 5,393,307 — 34,916,792
Life Sciences Tools & Services .............................. — 4,949,801 — 4,949,801
Machinery ............................................ 3,335,118 — — 3,335,118
Multiline Retail ......................................... 4,654,401 — — 4,654,401
Pharmaceuticals ....................................... 7,745,335 — — 7,745,335
Professional Services .................................... 4,936,271 — — 4,936,271
Semiconductors & Semiconductor Equipment .................... 26,215,382 — — 26,215,382
Software ............................................. 50,111,767 — — 50,111,767
Technology Hardware, Storage & Peripherals .................... 8,343,700 — — 8,343,700
Textiles, Apparel & Luxury Goods ............................ 6,545,098 — — 6,545,098
Preferred Stocks ......................................... — — 2,369,749 2,369,749
Short-Term Securities:
Money Market Funds ...................................... 357,373 — — 357,373
Time Deposits .......................................... — 373 — 373
Subtotal ....................................................
$ 261,236,572 $ 10,343,481 $ 2,369,749 $ 273,949,802

BlackRock Large Cap Focus Growth V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
...................................... 13,875,506
$ —
Total Investments .............................................. $ 287,825,308
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.